COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7: COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, the Company could become involved in disputes and various litigation matters that arise in the normal course of business. These may include disputes and lawsuits related to intellectual property, licensing, contract law and employee relations matters. Periodically, the Company reviews the status of significant matters, if any exist, and assesses its potential financial exposure. If the potential loss from any claim or legal claim is considered probable and the amount of such potential loss can be estimated, the Company accrues liability for the estimated loss. Legal proceedings are subject to uncertainties, and the outcomes are difficult to predict. Because of such uncertainties, accruals are based on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to pending claims and litigation.

Leases

Future minimum annual lease payments and a reconciliation to the Company’s operating lease liability under the Company’s noncancelable operating lease as of September 30, 2024 are as follows:

2024 (remaining)	$25,806
2025 (lease ends October 31, 2025)	86,862
Total minimum lease payments	112,668
Less: amount representing interest	(4,679)
Present value of operating lease liability	107,989
Less: current portion	(103,982)
Operating lease liability, net of current portion	$4,007

The Company recognized rent expense of $76,385 and $75,280 during the nine months ended September 30, 2024 and 2023, respectively. The Company recognized rent expense of $25,462 during each of the three months ended September 30, 2024 and 2023, respectively. Total cash payments for the operating lease totaled $75,899 and $74,148 during the nine months ended September 30, 2024 and 2023, respectively.

NOTE 8: COMMITMENTS AND CONTINGENCIES

Litigation

On July 13, 2022, LTS Lohmann Therapie Systeme AG (“LTS”) filed a Request for Arbitration with the International Chamber of Commerce (“Request”), naming as respondent the Company’s subsidiary, Intec Pharma. The Request alleges that LTS is entitled to payment of Euro 2 million under a process development agreement (“PDA”) following discontinuation of the former Accordion Pill business. Intec Israel had previously accrued this amount along with other related costs. In 2022, Intec Israel paid approximately Euro 1 million (approximately $1 million USD) towards the alleged obligation.

On February 7, 2023, Intec Israel settled the dispute with LTS by paying Euro 800,000 (approximately $860,000). As the settlement amount was less than the amount accrued, the Company also recognized other income of approximately Euro 345,000 (approximately $365,000) during the year ended December 31, 2022.

From time to time, the Company could become involved in additional disputes and various litigation matters that arise in the normal course of business. These may include disputes and lawsuits related to intellectual property, licensing, contract law and employee relations matters. Periodically, the Company reviews the status of significant matters, if any exist, and assesses its potential financial exposure. If the potential loss from any claim or legal claim is considered probable and the amount of such potential loss can be estimated, the Company accrues a liability for the estimated loss. Legal proceedings are subject to uncertainties, and the outcomes are difficult to predict. Because of such uncertainties, accruals are based on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to pending claims and litigation.

Leases

On October 1, 2021, the Company entered into a noncancelable two-year operating lease agreement for approximately 2,000 square feet of office space in San Diego, California. The base rent was $7,999 per month with an increase of 3% after the first anniversary of the lease term commencement, which was November 1, 2022.

On April 19, 2023, the Company executed an amendment to the lease agreement to extend the lease through October 31, 2025. Accordingly, the Company remeasured its operating lease liability under the agreement and recognized an incremental lease liability and right-of-use asset of $236,506. The remeasurement was based on a 9% incremental borrowing rate.

Future minimum annual lease payments and a reconciliation to the Company’s operating lease liability under the Company’s noncancelable operating lease as of December 31, 2023 are as follows:

2024	$101,705
2025	86,862
Total minimum lease payments	188,567
Less: amount representing interest	(13,514)
Present value of operating lease liability	175,053
Less: current portion	(101,705)
Operating lease liability, net of current portion	$73,348

The Company recognized rent expense of $100,742 and $97,425 during the years ended December 31, 2023 and 2022, respectively. Total cash payments for the operating lease totaled $99,254 and $96,465 during the years ended December 31, 2023 and 2022, respectively.